Pension and similar obligations - Summary of Employee Benefit Expense Recognized in Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	$ (150)	$ (154)	$ (176)
Cost of sales [member]
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	(18)	(25)	(30)
Distribution expenses [member]
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	(9)	(11)	(11)
Sales and marketing expenses [member]
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	(14)	(17)	(24)
Administrative expenses [member]
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	(21)	(28)	(34)
Other operating (expense)/income [member]
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	0	0	(1)
Net finance cost [member]
Disclosure Of Employee Benefit Expenses [line items]
Total employee benefit expense	(88)	(73)	(76)
Defined Benefit Plan [Member]
Disclosure Of Employee Benefit Expenses [line items]
Current service costs	(50)	(66)	(80)
Administration costs	(17)	(17)	(19)
Past service cost due to plan amendments, curtailments or settlements	6	2	(2)
(Losses)/gains due to experience and demographic assumption changes	(1)	0	1
Profit from operations	(61)	(81)	(100)
Net finance cost	(88)	(73)	(76)
Total employee benefit expense	$ (150)	$ (154)	$ (176)